Other receivables and assets (Tables)	12 Months Ended
Dec. 31, 2021
Other receivables and assets
Other receivables and assets

	As at 31 December
	2021	2020

Prepayments for inventories	4,002,491	1,222,785
Prepaid income tax	695,156	133,090
Others	436,411	335,189

Subtotal of prepayments	5,134,058	1,691,064

Less: Loss allowance	2,638	2,638

Total prepayments, net	5,131,420	1,688,426

Dividends receivable	206,539	50,000
Receivables from sales of fuel	179,712	249,852
Others (Note i)	3,362,070	2,222,593

Subtotal of other receivables	3,748,321	2,522,445

Less: Loss allowance	220,826	187,675

Total other receivables, net	3,527,495	2,334,770

VAT recoverable	5,109,848	2,428,315
Finance lease receivables (Note 40)	550,594	478,666
Designated loan to joint ventures	75,100	304,306
Others	369,090	138,209

Subtotal other assets	6,104,632	3,349,496

Less: Loss allowance	64,615	64,615

Total other assets, net	6,040,017	3,284,881

Gross total	14,987,011	7,563,005

Net total	14,698,932	7,308,077

Note i: Included in others, there were advances amounting to RMB462 million as at 31 December 2021 (31 December 2020: RMB222 million) which were due from Huangtai #8 Power Plant with indefinite repayment terms. For the year ended 31 December 2021, Huangtai Power, a subsidiary of the Company, paid total advances amounting to RMB240 million on behalf of Huangtai #8 Power Plant (for the year ended 31 December 2020: received total repayments amounting to RMB10 million).

Gross amounts of other receivables denominated in currencies

	As at 31 December
	2021	2020

RMB	2,832,004	1,945,945
S$(RMB equivalent)	352,138	102,484
US$(RMB equivalent)	39,495	16,585
PKR (RMB equivalent)	524,684	457,431

Total	3,748,321	2,522,445

Movements of other receivables and assets loss allowance

	2021	2020

Beginning of the year	(254,928)	(55,169)
Provision	(55,217)	(148,976)
Reversal	189	18
Write-off	3,101	3,559
Others	—	(62,772)
Currency translation differences	18,776	8,412

End of the year	(288,079)	(254,928)